Summary of Goodwill by Segment (Details) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 16,232	$ 17,148
Additions		156
Foreign currency translation adjustments and other	521	(1,072)
Ending balance	16,753	16,232
Canadian Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,824	2,846
Additions		40
Foreign currency translation adjustments and other	30	(62)
Ending balance	2,854	2,824
U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	13,134	14,142
Foreign currency translation adjustments and other	486	(1,008)
Ending balance	13,620	13,134
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	274	160
Additions		116
Foreign currency translation adjustments and other	5	(2)
Ending balance	$ 279	$ 274